CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (6,517)	$ (2,140)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	4,648	4,799
Provision for deferred income taxes	342	2,029
Depreciation and amortization	1,104	1,314
Valuation adjustment of deferred tax assets	4,170	0
Net realized (gains) losses on available-for-sale securities	(251)	163
Net amortization on securities	498	248
Amortization of capital issue costs	5	5
Other than temporary impairment charge	269	1,263
Valuation adjustment of other real estate owned	2,056	1,739
Decrease in interest receivable	175	603
(Increase) decrease in other assets	(596)	(3,749)
Increase (decrease) in interest, taxes and other liabilities	785	(164)
Net Cash provided by operating activities	6,688	6,110
Securities available for sale:
Proceeds from sale of debt and equity securities	12,880	33,479
Proceeds from maturities of debt and equity securities	6,897	8,262
Purchase of debt and equity securities	(25,823)	(29,182)
Purchase (redemption) of other investments	718	2,391
Net decrease in loans	28,825	13,976
Proceeds from sales of other real estate owned	4,554	5,032
Premises and equipment expenditures	(125)	(166)
Net Cash provided by investing activities	27,926	33,792
CASH FLOWS FROM FINANCING ACTIVITIES:
Net decrease in certificates of deposit	(40,300)	(7,549)
Net increase in demand, savings and other deposits	18,889	24,417
Net increase (decrease) in short term borrowings	(8,276)	(8,087)
Net increase (decrease) in long-term debt	(1,004)	4,132
Net Cash provided by (used in) financing activities	(30,691)	12,913
Net increase in cash and cash equivalents	3,923	52,815
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	82,152	29,337
CASH AND CASH EQUIVALENTS AT END OF YEAR	86,075	82,152
Cash paid during the year for:
Interest	10,124	12,536
Income taxes	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH TRANSACTIONS
Transfer of loans to other real estate owned	$ 8,021	$ 15,389